Schedule of Investments - InfraCap MLP ETF

July 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 119.9%
Energy - 119.7%
Cheniere Energy Partners LP(1)	230,763	$15,207,282
Cheniere Energy, Inc.(1)(2)	107,133	28,237,045
Delek Logistics Partners LP	139,812	8,432,062
Enbridge, Inc. (Canada)	1,618	88,116
Energy Transfer LP(1)(2)	3,943,806	80,295,890
Enterprise Products Partners LP(1)(2)	1,441,905	54,864,485
Genesis Energy LP(1)	643,436	9,851,005
Global Partners LP	112,228	5,551,919
Hess Midstream LP Class A	604,561	24,684,226
HF Sinclair Corp.(2)	29,044	2,656,655
Kinder Morgan, Inc.(1)(2)	528,374	17,003,075
Kinetik Holdings, Inc.	5,116	258,716
Marathon Petroleum Corp.(2)	6,236	1,973,507
MPLX LP(1)(2)	936,785	54,755,083
ONEOK, Inc.(1)(2)	133,376	12,111,874
Phillips 66	3,737	791,048
Plains All American Pipeline LP(1)(2)	2,847,068	69,952,461
Sunoco LP(1)(2)	985,169	75,552,611
Targa Resources Corp.(1)(2)	30,195	8,163,822
TC Energy Corp. (Canada)(2)	67,733	4,567,236
USA Compression Partners LP	431,627	11,291,362
Valero Energy Corp.(2)	13,574	4,247,305
Venture Global, Inc. Class A(2)	39,153	523,867
Western Midstream Partners LP(1)	1,267,182	59,012,666
Williams Cos., Inc.(1)(2)	205,503	14,701,685
Total Energy		564,775,003
Utilities - 0.2%
Suburban Propane Partners LP	46,597	869,500
Total Common Stocks
(Cost $429,946,316)		565,644,503

PREFERRED STOCKS - 0.7%

Energy - 0.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	1,087	17,566
Energy Transfer LP, Series I, 9.25%	253,664	2,955,186
Total Energy		2,972,752

Total Preferred Stocks
(Cost $2,471,455)		2,972,752
MONEY MARKET FUNDS - 1.5%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.56%(3)	3,635,530	3,635,530
RBC BlueBay Government Money Market Fund - Institutional Shares, 3.57%(3)	3,635,530	3,635,529
(Cost $7,271,059)		7,271,059

TOTAL INVESTMENTS - 122.1%
(Cost $439,688,830)		575,888,314
Liabilities in Excess of Other Assets - (22.1)%		(104,109,391)
Net Assets - 100.0%		$471,778,923

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS - (0.3)%
Written Call Options
Cheniere Energy, Inc., Expires 07/31/26, Strike Price $270.00	(20,000)	(200)	$(600)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Cheniere Energy, Inc., Expires 08/07/26, Strike Price $270.00	(10,100)	(101)	$(39,693)
Cheniere Energy, Inc., Expires 08/21/26, Strike Price $280.00	(10,000)	(100)	(40,000)
Cheniere Energy, Inc., Expires 08/21/26, Strike Price $292.50	(10,100)	(101)	(14,140)
Cheniere Energy, Inc., Expires 08/21/26, Strike Price $295.00	(10,100)	(101)	(15,655)
Energy Transfer LP, Expires 08/07/26, Strike Price $20.50	(100,000)	(1,000)	(19,000)
Energy Transfer LP, Expires 08/21/26, Strike Price $21.00	(151,200)	(1,512)	(16,632)
Enterprise Products Partners LP, Expires 08/21/26, Strike Price $39.00	(100,000)	(1,000)	(33,000)
Enterprise Products Partners LP, Expires 08/21/26, Strike Price $40.00	(15,900)	(159)	(1,908)
HF Sinclair Corp., Expires 08/21/26, Strike Price $70.00	(10,100)	(101)	(212,403)
HF Sinclair Corp., Expires 08/21/26, Strike Price $95.00	(10,000)	(100)	(24,100)
Kinder Morgan, Inc., Expires 07/31/26, Strike Price $35.00	(100,000)	(1,000)	0
Kinder Morgan, Inc., Expires 08/07/26, Strike Price $34.00	(50,000)	(500)	(1,000)
Kinder Morgan, Inc., Expires 08/07/26, Strike Price $35.00	(50,000)	(500)	(500)
Marathon Petroleum Corp., Expires 08/21/26, Strike Price $290.00	(5,000)	(50)	(141,000)
MPLX LP, Expires 08/21/26, Strike Price $60.00	(100,000)	(1,000)	(28,000)
ONEOK, Inc., Expires 08/21/26, Strike Price $100.00	(12,500)	(125)	(3,750)
ONEOK, Inc., Expires 08/21/26, Strike Price $105.00	(12,500)	(125)	(1,500)
Plains All American Pipeline LP, Expires 08/21/26, Strike Price $24.00	(15,900)	(159)	(13,515)
Sunoco LP, Expires 08/21/26, Strike Price $75.00	(25,000)	(250)	(75,000)
Targa Resources Corp., Expires 08/21/26, Strike Price $300.00	(20,100)	(201)	(29,145)
Targa Resources Corp., Expires 08/21/26, Strike Price $330.00	(10,100)	(101)	(10,605)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2026 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
TC Energy Corp., Expires 08/21/26, Strike Price $72.50	(40,000)	(400)	$(27,000)
Valero Energy Corp., Expires 08/07/26, Strike Price $305.00	(5,000)	(50)	(50,000)
Valero Energy Corp., Expires 08/21/26, Strike Price $350.00	(5,000)	(50)	(12,050)
Venture Global, Inc., Expires 08/21/26, Strike Price $12.50	(7,500)	(75)	(12,300)
Venture Global, Inc., Expires 08/21/26, Strike Price $15.00	(15,000)	(150)	(8,250)
Williams Cos, Inc., Expires 07/31/26, Strike Price $86.00	(25,000)	(250)	0
Williams Cos, Inc., Expires 08/21/26, Strike Price $85.00	(25,000)	(250)	(1,250)
Written Put Options
Cheniere Energy, Inc., Expires 08/14/26, Strike Price $240.00	(10,000)	(100)	(12,100)
Cheniere Energy, Inc., Expires 08/21/26, Strike Price $220.00	(10,000)	(100)	(3,500)
Cheniere Energy, Inc., Expires 08/21/26, Strike Price $230.00	(10,000)	(100)	(7,500)
Cheniere Energy, Inc., Expires 08/28/26, Strike Price $235.00	(10,000)	(100)	(14,000)
Chevron Corp., Expires 08/14/26, Strike Price $177.50	(10,000)	(100)	(2,700)
Chevron Corp., Expires 08/28/26, Strike Price $170.00	(10,000)	(100)	(3,700)
Energy Transfer LP, Expires 07/31/26, Strike Price $20.00	(100,000)	(1,000)	(1,000)
Energy Transfer LP, Expires 08/21/26, Strike Price $19.00	(100,000)	(1,000)	(10,000)
Energy Transfer LP, Expires 08/28/26, Strike Price $19.00	(100,000)	(1,000)	(18,000)
ExxonMobil Holdings Corp., Expires 08/21/26, Strike Price $142.00	(10,000)	(100)	(6,600)
ExxonMobil Holdings Corp., Expires 08/28/26, Strike Price $140.00	(10,000)	(100)	(9,100)
ExxonMobil Holdings Corp., Expires 09/04/26, Strike Price $135.00	(1,200)	(12)	(1,008)
Hess Midstream LP, Expires 08/21/26, Strike Price $33.00	(100,000)	(1,000)	(10,000)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Put Options (continued)
HF Sinclair Corp., Expires 08/21/26, Strike Price $60.00	(50,000)	(500)	$(1,000)
HF Sinclair Corp., Expires 08/21/26, Strike Price $62.50	(25,000)	(250)	(750)
HF Sinclair Corp., Expires 08/21/26, Strike Price $75.00	(35,000)	(350)	(9,100)
HF Sinclair Corp., Expires 09/18/26, Strike Price $72.50	(15,000)	(150)	(8,250)
HF Sinclair Corp., Expires 09/18/26, Strike Price $75.00	(10,000)	(100)	(9,000)
Kinder Morgan, Inc., Expires 08/21/26, Strike Price $29.50	(50,000)	(500)	(5,000)
Kinder Morgan, Inc., Expires 08/28/26, Strike Price $29.00	(50,000)	(500)	(5,500)
Marathon Petroleum Corp., Expires 08/21/26, Strike Price $210.00	(10,000)	(100)	(900)
Marathon Petroleum Corp., Expires 08/21/26, Strike Price $230.00	(10,000)	(100)	(1,900)
Marathon Petroleum Corp., Expires 08/21/26, Strike Price $270.00	(10,000)	(100)	(12,500)
Marathon Petroleum Corp., Expires 08/21/26, Strike Price $280.00	(10,000)	(100)	(24,600)
Marathon Petroleum Corp., Expires 09/18/26, Strike Price $230.00	(10,000)	(100)	(6,600)
ONEOK, Inc., Expires 08/21/26, Strike Price $80.00	(25,000)	(250)	(8,250)
ONEOK, Inc., Expires 08/21/26, Strike Price $85.00	(25,000)	(250)	(26,250)
Phillips 66, Expires 07/31/26, Strike Price $150.00	(10,000)	(100)	0
Phillips 66, Expires 08/07/26, Strike Price $160.00	(10,000)	(100)	(100)
Phillips 66, Expires 08/14/26, Strike Price $185.00	(10,000)	(100)	(6,250)
Phillips 66, Expires 08/21/26, Strike Price $150.00	(10,000)	(100)	(700)
Phillips 66, Expires 08/21/26, Strike Price $185.00	(10,000)	(100)	(10,200)
Phillips 66, Expires 08/21/26, Strike Price $190.00	(10,000)	(100)	(15,000)
Phillips 66, Expires 08/28/26, Strike Price $185.00	(10,000)	(100)	(18,500)
Sunoco LP, Expires 08/21/26, Strike Price $67.50	(50,000)	(500)	(20,000)
Targa Resources Corp., Expires 08/21/26, Strike Price $240.00	(25,100)	(251)	(35,140)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2026 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Put Options (continued)
Targa Resources Corp., Expires 08/21/26, Strike Price $250.00	(25,000)	(250)	$(63,750)
Valero Energy Corp., Expires 07/31/26, Strike Price $220.00	(10,000)	(100)	(1,400)
Valero Energy Corp., Expires 08/07/26, Strike Price $230.00	(10,000)	(100)	(100)
Valero Energy Corp., Expires 08/14/26, Strike Price $270.00	(10,000)	(100)	(10,700)
Valero Energy Corp., Expires 08/21/26, Strike Price $220.00	(10,000)	(100)	(1,300)
Valero Energy Corp., Expires 08/21/26, Strike Price $260.00	(10,000)	(100)	(8,200)
Valero Energy Corp., Expires 08/28/26, Strike Price $260.00	(10,100)	(101)	(14,393)
WaterBridge Infrastructure LLC, Expires 08/21/26, Strike Price $30.00	(50,000)	(500)	(18,500)
WaterBridge Infrastructure LLC, Expires 09/18/26, Strike Price $25.00	(25,000)	(250)	(8,125)
Williams Cos, Inc., Expires 08/14/26, Strike Price $67.00	(25,000)	(250)	(11,875)
Williams Cos, Inc., Expires 08/21/26, Strike Price $66.00	(25,000)	(250)	(11,250)
Williams Cos, Inc., Expires 08/28/26, Strike Price $66.00	(25,000)	(250)	(12,500)
Total Written Options - (0.3)%
(Premiums Received $1,284,464)			$(1,318,787)

(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2026 was $356,671,638, or 75.6% of net assets.
(2)	Subject to written call options.
(3)	The rate shown reflects the seven-day yield as of July 31, 2026.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2026 (unaudited)

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Energy	120.4%
Utilities	0.2%
Money Market Funds	1.5%
Written Options	(0.3)%
Liabilities in Excess of Other Assets	(21.8)%
Total	100.0%

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$565,644,503	$—	$—	$565,644,503
Preferred Stocks	2,972,752	—	—	2,972,752
Money Market Funds	7,271,059	—	—	7,271,059
Total	$575,888,314	$—	$—	$575,888,314
Liability Valuation Inputs
Written Options	$1,283,537	$35,250	$—	$1,318,787
Total	$1,283,537	$35,250	$—	$1,318,787